Segment information - Summary of Revenues by Products and Services (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of products and services [line items]
Total revenue	$ 78,152,943	$ 57,439,019	$ 44,078,459
Operating Segments
Disclosure of products and services [line items]
Total revenue	78,044,107	57,333,327	43,987,803
Branded | Operating Segments
Disclosure of products and services [line items]
Total revenue	28,038,904	23,264,743	20,900,242
Private Label | Operating Segments
Disclosure of products and services [line items]
Total revenue	45,447,632	30,737,804	20,466,545
Spot | Operating Segments
Disclosure of products and services [line items]
Total revenue	4,475,737	3,255,961	2,557,310
Other | Operating Segments
Disclosure of products and services [line items]
Total revenue	$ 81,834	$ 74,819	$ 63,706